Note 7 - Accrued Expenses 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31, 2021	December 31, 2020
Accrued professional fees	$220,140	$268,435
PayOnline accrual	-	61,719
Accrued interest	581,042	409,525
Accrued bonus	1,777,430	1,690,556
Accrued foreign taxes	(14,084)	(12,336)
Other accrued expenses	272,427	2,186,197
Total accrued expenses	$2,836,955	$4,604,097

	December 31, 2020	December 31, 2019
Accrued professional fees	$268,435	$276,239
PayOnline accrual	61,719	69,039
Accrued interest	409,525	43,021
Accrued bonus	1,690,556	1,318,060
Accrued foreign taxes	(12,336)	2,064
Other accrued expenses	2,186,197	91,921
Total accrued expenses	$4,604,097	$1,800,344